As filed with the Commission on April 5, 2002
                                                     1933 Act File No. 333-83838


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.


                         Post-Effective Amendment No. 1


                               BT INVESTMENT FUNDS

               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3776
                         (Registrant's Telephone Number)


Daniel O. Hirsch, Esq.                      Copies to: Burton M.Leibert, Esq.
One South Street                                       Willkie Farr & Gallagher
Baltimore, Maryland  21202                             787 Seventh Ave
(Name and Address of Agent                             New York, NY 10019
for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            PART C: OTHER INFORMATION

Item 15. Indemnification

The response to this Item 15 is incorporated by reference to Item 25 of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A ('Registration Statement') as filed with the Securities and Exchange Commission ('SEC') on April 29, 1996.

Item 16.   Exhibits.

(1)(a) Declaration of Trust dated July 21, 1986 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement as filed with the SEC on July 31, 1995.

   (b) Supplement to Declaration of Trust dated October 20, 1986 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement as filed with the SEC on July 31, 1995.

   (c) Second supplement to Declaration of Trust dated May 16, 1988 is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement as filed with the SEC on July 31, 1995.

(2)        By-Laws are incorporated by reference to Post-Effective Amendment No.
           34 to the Registration Statement as filed with the SEC on July 31, 1995.

(3)        Not Applicable.


(4) Form of Agreement and Plan of Reorganization is incorporated by Reference to Post-Effective Amendment No. 0 to the Registration Statement as filed with SEC on March 7, 2002.


(5)        Not Applicable.

(6)(a) Investment Advisory Agreement dated December 31, 1998 is incorporated by Reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement as filed with the SEC on March 15, 1999.

   (b) Investment Advisory Agreement dated June 4, 1999, as amended December 23, 1999, is incorporated by Reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement as filed with SEC on March 29, 2001.

   (c) Investment Advisory Agreement dated April 30, 2001, is incorporated by Reference to Post-Effective Amendment No. 86 to Registrant's Registration Statement as filed with the SEC on January 28, 2002.

(7)(a) Distribution Agreement dated August 11, 1998 is incorporated by reference to Post-Effective Amendment No.55 to Registrant's Registration Statement as filed with the SEC on November 25, 1998.

   (b) Appendix A dated December 9, 1998 to Distribution Agreement is incorporated by reference to Post-Effective Amendment No.57 to Registrant's Registration Statement as filed with the SEC on February 8, 1999.

   (c) Appendix A dated December 23, 1999 to Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement as filed with the SEC on December 23, 1999.

   (d)     Appendix A dated December June 12, 2001 to Distribution
           Agreement is incorporated by reference to Post-Effective Amendment No. 84 to Registrant's Registration Statement as filed with the SEC on June 29, 2001.

(8)        Not Applicable.

(9)(a) Custody Agreement dated July 1, 1996 is incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the SEC on July 1, 1997.

   (b)     Amendment No. 2 to Exhibit A of the Custodian Agreement dated
           October 8, 1997 is incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the SEC on January 28, 1998.

   (c) Amendment No. 3 to Exhibit A of the Custodian Agreement dated June 10, 1998 is incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the SEC on February 8, 1999.

   (d) Amendment No. 4 to Exhibit A of the Custodian Agreement dated December 9, 1998 is incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the SEC on February 8, 1999.

   (e)     Cash Services Addendum to Custodian Agreement dated December
           18, 1997 is incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the SEC on June 30, 1998.

   (f) Amendment No. 5 to Exhibit A of the Custodian Agreement dated December 23, 1999 is incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement as filed with the SEC on December 23, 1999.

(10)(a) Rule 18f-3 Plan dated December 23, 1999 is incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement as filed with the SEC on January 31, 2000.

    (b) Rule 18f-3 Plan dated March 9, 2001, is incorporated by reference to Post-Effective Amendment No. 81 to Registrant's Registration Statement as filed with the SEC on March 30, 2001.

(11)       Not Applicable

(12) Opinion of Legal Counsel concerning the tax matters and consequences to shareholders discussed in the prospectus will be filed with the definitive form.

(13)(a) Administration and Services Agreement dated October 28, 1992 is incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the SEC on November 8, 1993.

    (b) Exhibit D to the Administration and Services Agreement as of October 28, 1992, as revised December 9, 1998 is incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the SEC on February 8, 1999.

    (c) Administration Agreement dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 86 to Registrant's Registration Statement as filed with the SEC on January 28, 2002.

    (d)    Agreement to Provide Shareholder Services for BT
           PreservationPlus Income Fund as of June 10, 1998 is incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the SEC on November 25, 1998.

    (e) Shareholder Services Plan for BT PreservationPlus Income Fund as of June 10, 1998 is incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the SEC on November 25, 1998.

    (f) Expense Limitation Agreement dated July 1, 2001, is incorporated by reference to Post-Effective Amendment No. 84 to Registrant's Registration Statement as filed with the SEC on June 29, 2001.

    (g) Exhibit D to the Administration and Services Agreement as of October 28, 1992, as revised December 23, 1999 Fund is incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement as filed with the SEC on December 23, 1999.

(14)(a) Consent of Independent Accountants, PricewaterhouseCoopers LLP - filed herewith.

    (b)    Consent of Independent Accountants, KPMG - filed herewith.


(15)       Not Applicable.

(16) Power of attorney dated December 4, 2001, is incorporated by reference to Post-Effective Amendment No. 86 to Registrant's Registration Statement as filed with the SEC on January 28, 2002.

Item 17.   Undertakings.


The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, BT Investment Funds, on behalf of its series Small Cap Fund, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 5th day of April, 2002.


                                                             BT INVESTMENT FUNDS



                                                       By: /s/ Daniel O. Hirsch
                                                     Daniel O. Hirsch, Secretary

                                                                   April 5, 2002


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                     Title                            Date


By:/s/ DANIEL O. HIRSCH        Secretary                        April 5, 2002
Daniel O. Hirsch               Attorney in Fact

                               For the Persons Listed Below)

/s/ RICHARD T. HALE*           President, Trustee and
Richard T. Hale                Chief Executive Officer

/s/ CHARLES A. RIZZO*          Treasurer (Principal
Charles A. Rizzo               Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*         Trustee
Charles P. Biggar

/s/ S. LELAND DILL*            Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*          Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*        Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*          Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*      Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*      Trustee
Harry Van Benschoten

*By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 86 of BT Investment Funds as filed with the SEC on January 28, 2002.

                                   SIGNATURES


BT INVESTMENT PORTFOLIOS has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 5th day of April, 2002.


                                                        BT INVESTMENT PORTFOLIOS

                                                        By: /s/ Daniel O. Hirsch

                                                     Daniel O. Hirsch, Secretary
                                                                   April 5, 2002


This Registration Statement on Form N-14 of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to BT INVESTMENT PORTFOLIOS.

NAME                                        TITLE                 DATE


By:/s/ Daniel O. Hirsch             Secretary                     April 5, 2002
       Daniel O. Hirsch             (Attorney in Fact

                                    For the Persons Listed Below)

/s/ RICHARD T. HALE*                President and
Richard T. Hale                     Chief Executive Officer

/s/ CHARLES A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*              Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*               Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*           Trustee
Harry Van Benschoten

*By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 86 of BT Investment Funds as filed with the SEC on January 28, 2002.